Fair Value (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 09, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Oct. 05, 2021 USD ($)	Apr. 01, 2021 shares	Oct. 30, 2020 $ / shares	Jun. 30, 2020 CAD ($)	Feb. 08, 2018 $ / shares shares
Fair Value (Details) [Line Items]
Convertible Debt | $	$ 17,000,000						$ 20,000,000
Purchase price | $	$ 15,000,000						$ 18,000,000
Maturity date	Oct. 05, 2021
Number of shares issued (in Shares) | shares											5,750,000
Purchase price per unit (in Dollars per share) | $ / shares				$ 10							$ 10
Shares sold (in Shares) | shares				243,750							750,000
Exercise price (in Dollars per share) | $ / shares				$ 11.5
Exchange ratio of converted warrants upon conversion			1
Description of contingent consideration				i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.	i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.
Fair value of the contingent consideration | $				$ 6,300,000
Common Stock [Member]
Fair Value (Details) [Line Items]
Number of shares issued (in Shares) | shares				189,365
Purchase price per unit (in Dollars per share) | $ / shares									$ 2.4
Common Stock [Member]
Fair Value (Details) [Line Items]
Number of shares issued (in Shares) | shares											189,365
Private Warrant [Member]
Fair Value (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares			$ 11.5	$ 11.5
Solo Sciences, Inc. [Member]
Fair Value (Details) [Line Items]
Fair value of the contingent consideration | $				$ 389,000
Settled value of the contingent consideration | $				0
Gain on settlement of the contingent consideration liability | $				389,000
Trellis Solutions, Inc [Member]
Fair Value (Details) [Line Items]
Fair value of the contingent consideration | $		$ 998,000		$ 998,000
Settled value of the contingent consideration | $		$ 0
Ample Organics [Member]
Fair Value (Details) [Line Items]
Description of contingent consideration				The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000and the amount of Recurring Revenue realized during the twelve months following the acquisition.	The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000and the amount of Recurring Revenue realized during the twelve months following the acquisition.
Fair value of the contingent consideration				$ 604,000						$ 10,000,000
Settled value of the contingent consideration | $						$ 0
Gain on settlement of the contingent consideration liability | $						$ 604,000
Recurring revenue recognized (in Dollars) | $					$ 9,000,000
Viridian Member
Fair Value (Details) [Line Items]
Fair value of the contingent consideration | $				2,000
Viridian Sciences [Member]
Fair Value (Details) [Line Items]
Shares sold (in Shares) | shares								1,000,000
Fair value of the contingent consideration | $				2,000
365 Cannabis [Member]
Fair Value (Details) [Line Items]
Fair value of the contingent consideration | $				$ 6,300,000
MTech [Member] | Private Placement [Member]
Fair Value (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares				$ 11.5
MTech [Member]
Fair Value (Details) [Line Items]
Number of shares issued (in Shares) | shares											5,750,000
MTech [Member] | Public Warrant [Member] | IPO [Member]
Fair Value (Details) [Line Items]
Purchase price per unit (in Dollars per share) | $ / shares											$ 10
Number of securities called by each warrant or right (in Shares) | shares											1
Exercise price (in Dollars per share) | $ / shares											$ 11.5
MTech [Member] | Public Warrant [Member] | Over-Allotment Option [Member]
Fair Value (Details) [Line Items]
Shares sold (in Shares) | shares											750,000
MTech [Member] | Public Warrant [Member] | Common Stock [Member] | IPO [Member]
Fair Value (Details) [Line Items]
Number of securities called by each warrant or right (in Shares) | shares											1
MTech [Member] | Public Warrant [Member] | Warrant [Member] | IPO [Member]
Fair Value (Details) [Line Items]
Number of securities called by each warrant or right (in Shares) | shares											1
MTech [Member] | Private Warrant [Member] | Private Placement [Member]
Fair Value (Details) [Line Items]
Purchase price per unit (in Dollars per share) | $ / shares											$ 10
Shares sold (in Shares) | shares											243,750
Number of securities called by each warrant or right (in Shares) | shares											1
Exercise price (in Dollars per share) | $ / shares											$ 11.5
MTech [Member] | Private Warrant [Member] | Common Stock [Member] | Private Placement [Member]
Fair Value (Details) [Line Items]
Number of securities called by each warrant or right (in Shares) | shares											1
MTech [Member] | Private Warrant [Member] | Warrant [Member] | Private Placement [Member]
Fair Value (Details) [Line Items]
Number of securities called by each warrant or right (in Shares) | shares											1